Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Statement Line Items [Line Items]
Directly issued capital instruments	$ 334,898	$ 325,910	$ 326,040
Contributed surplus	1,025	2,473	2,540
Retained earnings	229,972	203,728	200,409
Accumulated other comprehensive income (loss)	(330)	562	(847)
Regulatory capital		619,890
Total risk-weighted assets		$ 3,943,657
Capital ratio		15.72%
Total assets	6,875,238	$ 5,808,475	$ 5,477,489
Tier 1 capital	(24,631)	(23,023)
Replacement cost associated with all derivative transactions	3,172	0
Add-on amounts for PFE associated with all derivative transactions	4,131	3,975
Total derivative exposures	7,303	3,975
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	628,283
Total risk-weighted assets	$ 4,717,516
Capital ratio	13.32%
Basel III [member]
Statement Line Items [Line Items]
Total assets	$ 6,875,238	5,808,475
Total on-balance sheet exposures	6,850,607	5,785,452
Total off-balance sheet exposure at gross notional amount	643,746	635,854
Adjustments for conversion to credit equivalent amount	422,354	410,571
Total off-balance sheet exposures	221,392	225,283
Total exposures	$ 7,079,302	$ 6,014,710
Leverage ratio	7.64%	8.47%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 325,910
Contributed surplus		2,473
Retained earnings		203,728
Accumulated other comprehensive income (loss)		562
Regulatory capital before adjustments		532,673
Adjustments to capital		(23,023)
Regulatory capital		$ 509,650
Capital ratio		12.92%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 334,898
Contributed surplus	1,025
Retained earnings	229,972
Accumulated other comprehensive income (loss)	(330)
Regulatory capital before adjustments	565,565
Adjustments to capital	(24,631)
Regulatory capital	$ 540,934
Capital ratio	11.47%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 0
Regulatory capital	$ 540,934	$ 509,650
Capital ratio		12.92%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 540,934
Capital ratio	11.47%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 83,034	$ 105,135
Regulatory capital before adjustments	83,034	105,135
Adjustments to capital		5,105
Regulatory capital		$ 110,240
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Adjustments to capital	4,315
Regulatory capital	$ 87,349